DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure
3.	DISCONTINUED OPERATIONS

On October 31, 2016, the Company completed the sale of all of the 55% equity interest it indirectly held in Jiangxi Jinko Engineering to Shangrao Kangsheng Technology Co., Ltd. (the "Buyer"), a company formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company, for a total consideration of US$ 250 million pursuant to the previously announced Share Purchase Agreement entered into by Wide Wealth Group Holding Limited, a 55%-owned indirect subsidiary of the Company, and the Buyer.

In Conjunction, the Company repurchased all of its Series A, Series A-1 and Series A-2 redeemable convertible preferred shares (Note 8) with considerations of US$225 million from the preferred shareholders, while the Company also agreed to transfer the 45% equity interest of Jiangxi Jinko Engineering to related entities of the preferred shareholders with a total consideration of US$225 million. These two transactions were net-settled.

As a result of the above transactions, the Company disposed of its downstream business and received US$250 million (RMB1,693.2 million) in cash.

Assets and liabilities related to Jiangxi Jinko Engineering were reclassified as assets/liabilities held for sale as of December 31, 2015, while results of operations related to Jiangxi Jinko Engineering, including comparatives, were reported as loss from discontinued operations.

A gain of RMB1,007.9 million (US$145.2 million) was recognized because of the disposition. The disposal gain was comprised of i) premium of the consideration against the net assets of the discontinued operations as of the disposition date; ii) recognition of the un-realized profit generated from the module sales transactions between the continuing and discontinued operations before the disposition date, and reduced by the iii) recognition of warranty costs in connection with the standard warranty, same as 3rd party sales, provided by the continuing operations to the discontinued operations.

Income tax of RMB39,952,408 was recognized associated with the gain on disposition and is included in the total 2016 tax provision of RMB 54,466,059 for discontinued operations.

Upon the disposition of Jiangxi Jinko Engineering, the Company provided the loan guarantee and redemption guarantee to Jiangxi Jinko Engineering (note 30).

Results of the discontinued operations

			January 1 – October 31
	2014	2015	2016
	RMB	RMB	RMB

Revenues	237,652,141	622,107,137	952,968,658
Cost of revenues	(94,800,620)	(283,766,608)	(407,369,723)
Gross Profit	142,851,521	338,340,529	545,598,935

Operating expenses
Selling and marketing	(753,011)	-	-
General and administrative	(54,540,610)	(126,468,315)	(276,685,730)
Total operating expenses	(55,293,621)	(126,468,315)	(276,685,730)
Income from operations	87,557,900	211,872,214	268,913,205

Interest expenses, net	(61,325,089)	(74,923,604)	(215,226,564)
Exchange loss	(7,491,271)	(31,214,031)	(25,441,221)
Change in fair value of forward contracts	-	-	4,455,731
Other income/(expenses), net	(133,616)	(16,018,551)	37,675
Subsidy income	955,703	1,704,445	141,496
Equity income in affiliated companies	9,549,289	13,669,111	15,265,937
Gain on disposal of discontinued operations	-	-	1,007,884,060
Income from discontinued operations before income taxes	29,112,916	105,089,584	1,056,030,319
Income tax expense, net	(1,058,939)	(11,329,810)	(54,466,059)
Income from discontinued operations, net of tax	28,053,977	93,759,774	1,001,564,260

Assets and liabilities of the discontinued operations

December 31,2015
RMB
Assets
Cash and cash equivalents	1,291,072,949
Restricted short-term investments	599,048,331
Notes receivable, net - third parties	38,644,600
Accounts receivable, net - third parties	666,200,351
Other receivables, net - third parties	308,610,206
Prepayments and other current assets	11,004,290
Total current assets	2,914,580,727

Long-term investments	109,587,142
Property, plant and equipment, net	5,019,914
Intangible assets, net	730,794
Other assets - third parties	558,575,058
Restricted cash – non current	173,531,731
Project Assets	7,044,728,804
Deferred tax assets - non current	8,040,685
Total assets held for sale	10,814,794,855

Liabilities
Short-term borrowings from third parties, including current portion of long-term bank borrowings	700,285,077
Notes payable - third parties	589,266,149
Accrued payroll and welfare expenses	21,386,968
Income tax payable	15,670,018
Advances from third parties	313,741
Other payables and accruals	1,314,766,124
Total current liabilities	2,641,688,077
Long-term borrowings	3,319,224,224
Long-term payables	56,955,933
Deferred tax liability - non current	11,354,590
Total liabilities held for sale	6,029,222,824

	2014	2015	2016
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	(406,886,606)	(1,431,244,810)	(2,017,319,542)
Net cash used in investing activities	(2,511,677,528)	(2,129,264,757)	(2,048,843,302)
Net cash provided by financing activities	3,323,916,670	4,390,737,581	5,074,465,592
Net increase in cash and cash equivalent	405,352,536	830,228,014	1,008,302,748